Fair Value Measurements - Reconciliation of the Convertible Notes (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value Measurements
Beginning balance	$ 11,655
Issuance of Convertible Notes	4,825
Change in fair value	2,784
Ending balance	19,264
2019 Convertible Notes
Fair Value Measurements
Beginning balance	11,392
Change in fair value	2,359
Ending balance	13,751
2019 Related Party Convertible Notes
Fair Value Measurements
Beginning balance	263
Change in fair value	44
Ending balance	307
2023 Convertible Notes
Fair Value Measurements
Issuance of Convertible Notes	4,700
Change in fair value	371
Ending balance	5,071
2023 Related Party Convertible Notes
Fair Value Measurements
Issuance of Convertible Notes	125
Change in fair value	10
Ending balance	$ 135